Mortgage-Backed Securities - By Maturity (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Mortgage Backed Securities [Abstract]
Greater than five years and less than ten years	$ 1,521,000	$ 12,980,000
Greater than or equal to ten years	349,702,000	102,400,000
Total mortgage-backed securities	$ 351,222,512	$ 115,379,574